Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Activity in the Allowance for Loan Losses by Portfolio Segment) (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance			$ 12,551				$ 13,141	$ 12,551	$ 13,141
Charge-offs								(1,448)	(3,515)
Recoveries								1,156	375
Net (charge-offs) recoveries								(292)	(3,140)
Provision for loan losses charged to expense	$ 100	$ 200	200	$ 850	$ 550	$ 550	600	500	2,550
Ending Balance	12,759			12,551				12,759	12,551
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance			1,883				2,587	1,883	2,587
Charge-offs								(370)	(1,053)
Recoveries								54	140
Net (charge-offs) recoveries								(316)	(913)
Provision for loan losses charged to expense								394	209
Ending Balance	1,961			1,883				1,961	1,883
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance			1,337				957	1,337	957
Charge-offs								(589)	(92)
Net (charge-offs) recoveries								(589)	(92)
Provision for loan losses charged to expense								(7)	472
Ending Balance	741			1,337				741	1,337
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance			6,270				6,840	6,270	6,840
Charge-offs								(309)	(1,037)
Recoveries								1,052	166
Net (charge-offs) recoveries								743	(871)
Provision for loan losses charged to expense								(704)	301
Ending Balance	6,309			6,270				6,309	6,270
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance			2,289				2,132	2,289	2,132
Charge-offs								(50)	(740)
Recoveries								49	60
Net (charge-offs) recoveries								(1)	(680)
Provision for loan losses charged to expense								481	837
Ending Balance	2,769			2,289				2,769	2,289
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance			667				573	667	573
Charge-offs								(130)	(593)
Recoveries								1	9
Net (charge-offs) recoveries								(129)	(584)
Provision for loan losses charged to expense								279	678
Ending Balance	817			667				817	667
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance			$ 105				$ 52	105	52
Provision for loan losses charged to expense								57	53
Ending Balance	$ 162			$ 105				$ 162	$ 105